CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (158,972,000)	$ (11,981,000)		$ (68,293,000)	$ (53,179,000)
Adjustments to reconcile net loss to cash flows used in operating activities
Loss on extinguishment of convertible notes	131,908,000
Loss on extinguishment of convertible notes attributable to related parties	1,875,000
Non-cash lease expense	170,000
Stock-based compensation	10,333,000	372,000		32,202,000	814,000
Depreciation	888,000	856,000		3,309,000	2,330,000
Amortization of convertible note discounts	315,000	568,000		3,805,000	409,000
Amortization of convertible note discounts attributable to related parties	55,000	152,000		659,000	327,000
Loss (gain) on mark to market derivatives		(55,000)		(6,639,000)	209,000
Loss (gain) on mark to market derivatives attributable to related parties		(239,000)		(1,506,000)	255,000
Changes in operating assets and liabilities:
Inventories	(370,000)			(649,000)
Prepaid and other current assets	(4,213,000)	(362,000)		280,000	(134,000)
Other non-current assets		61,000		279,000	110,000
Accounts payable	734,000	(734,000)		(26,000)	1,440,000
Change in lease liabilities	73,000
Accrued expenses and other current liabilities	3,330,000	(61,000)		3,741,000	(516,000)
Other non-current liabilities	197,000	245,000		(12,000)	811,000
Net cash used in operating activities	(13,677,000)	(11,178,000)		(32,850,000)	(47,124,000)
Cash flows from investing activities:
Acquisition of trademark	(3,200,000)
Capital expenditures	(184,000)	(305,000)		(1,169,000)	(6,761,000)
Investment made in leasehold improvements	(140,000)	(869,000)		(1,017,000)	(7,179,000)
Investment in Kodiak Spaceport					(1,314,000)
Net cash used in investing activities	(3,524,000)	(1,174,000)		(2,186,000)	(15,254,000)
Cash flows from Financing Activities
Proceeds from issuance of Series C preferred stock	30,000,000
Issuance cost of Series C preferred stock	(90,000)
Proceeds from issuance of convertible notes		17,900,000		30,352,000	18,235,000
Proceeds from issuance of convertible notes to related parties				648,000	10,600,000
Borrowings on term loans					3,000,000
Repayments on term loans	(300,000)			(200,000)
Borrowings on equipment advances					7,000,000
Repayments on equipment advances	(700,000)	(942,000)		(1,400,000)	(1,964,000)
Borrowings on economic injury disaster loan				500,000
Repayments on economic injury disaster loan				(500,000)
Borrowings on paycheck protection program loan				4,850,000
Proceeds from stock issued under equity plans	228,000	19,000		878,000	34,000
Net cash provided by financing activities	29,138,000	16,977,000		35,128,000	36,905,000
Net increase (decrease) in cash and cash equivalents	11,937,000	4,625,000		92,000	(25,473,000)
Cash and cash equivalents at beginning of period	10,611,000	10,519,000		10,519,000	35,992,000
Cash and cash equivalents at end of period	22,548,000	15,144,000	$ 10,611,000	10,611,000	10,519,000
Non-cash activities:
Kodiak Spaceport financing obligation					765,000
Change in redemption value of convertible preferred stock	1,011,726,000
Assets acquired included in accounts payable	492,000	468,000		448,000	1,255,000
Supplemental disclosures of cash flow information:
Cash paid for interest	80,000	$ 141,000		414,000	$ 359,000
Holicity Inc.
Cash flows from operating activities:
Net loss	(19,962,564)		(7,342,273)
Adjustments to reconcile net loss to cash flows used in operating activities
Interest earned on marketable securities held in Trust Account	(14,038)		(46,957)
Deferred warrant offering costs			458,500
Change in fair value of warrant liabilities	18,553,333		5,940,000
Formation costs paid by Sponsor			3,581
Changes in operating assets and liabilities:
Prepaid expenses	(1,896)		(185,104)
Accrued expenses	908,880		75,105
Franchise tax payable	(66,543)		116,667
Net cash used in operating activities	(582,828)		(980,481)
Cash flows from investing activities:
Investment of cash into Trust Account			(300,000,000)
Cash withdrawn from Trust Account to pay franchise taxes	48,335
Net cash used in investing activities	48,335		(300,000,000)
Cash flows from Financing Activities
Proceeds from sale of Units, net of underwriting discounts paid			294,262,000
Proceeds from sale of Private Placement Warrants			8,000,000
Repayment of promissory note - related party			(157,089)
Issuance cost of Series C preferred stock			(134,002)
Net cash provided by financing activities			301,970,909
Net increase (decrease) in cash and cash equivalents	(534,493)		990,428
Cash and cash equivalents at beginning of period	990,428
Cash and cash equivalents at end of period	455,935		990,428	$ 990,428
Non-Cash financing activities:
Change in value of common stock subject to redemption	$ (19,962,570)
Initial classification of common stock subject to possible redemption			258,231,930
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities			21,313,333
Deferred underwriting fee payable			10,500,000
Offering costs paid directly by Pendrell in exchange for issuance of Class B common stock			25,000
Payment of offering costs through promissory note - related party			$ 128,958